UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number: 028-11832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter Fang             Lafayette, California            02/13/2008
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   13
                                                --------------------------------

Form 13F Information Table Value Total:                              $139,948
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             12/31/2007

                       TITLE                    VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP     (X$1,000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
--------------------- ---------  -----------  ---------  -------  --- ---- ------- -------- ---- ------  ------
Ambassadors Group Inc. COM       023177 10 8    2,104    114,907   SH       SOLE   	    114,907      114,907
Anadarko Pete Corp     COM       032511 10 7    5,255     80,000   SH       SOLE   	     80,000       80,000
Berkshire Hathaway
  Inc - Del 	       CL A      084670 10 8   21,240     15,000   SH       SOLE    	     15,000       15,000
Berkshire Hathaway
  Inc  Del  	       CL B      084670 20 7   34,904      7,370   SH       SOLE   	      7,370  	   7,370
Costco Whsl Corp New   COM       22160K 10 5    1,423     20,400   SH       SOLE   	     20,400 	  20,400
Daily Journal Corp     COM       233912 10 4      328      8,100   SH       SOLE  	      8,100        8,100
Hansen Medical Inc     COM       411307 10 1    6,773    226,212   SH       SOLE  	    226,212      226,212
Legg Mason Inc         COM       524901 10 5   10,607    145,000   SH       SOLE 	    145,000      145,000
McGrath Rentcorp       COM       580589 10 9    9,012    350,000   SH       SOLE  	    350,000      350,000
Mercury Genl Corp New  COM       589400 10 0    5,892    118,286   SH       SOLE  	    118,286      118,286
Moodys Corp            COM       615369 10 5   10,114    283,300   SH       SOLE  	    283,300      283,300
Mueller Wtr Prods Inc  COM SER B 624758 20 7    3,462    347,300   SH       SOLE  	    347,300      347,300
Wesco Finl Corp        COM       950817 10 6   28,834     70,846   SH       SOLE   	     70,846       70,846

           REPORT SUMMARY        13 Records   139,948  1,786,721